UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.   20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone(973) 455-5681
Signature, Place, and Date of Signing:

/s/ Edward T. Tokar Morris Township, New Jersey  November 13, 2000
-------------------
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE


                    Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      82

Form 13F Information Table Value Total:   $435,465
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC


                                            13F REPORT
                                        SEPTEMBER 30, 2000
                       NAME OF REPORTING MANAGER:  HONEYWELL INTERNATIONAL INC.


                                                    VALUE   SHRS/  SH/  PUT/ INVSTMNT         VOTING    AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP  (X$1000) PRN AMT PRN  CAL  DSCRTN  MANAGER  SOLE     SHARED NONE

XL CAP LTD                         CL A   G98255105    100   1,363 SH   N/A  DEFINED 1        1,363
AT & T CORP COM STK                COM    001957109     47   1,600 SH   N/A  DEFINED 1        1,600
AIR PRODS & CHEMS INC              COM    009158106     90   2,500 SH   N/A  DEFINED 1        2,500
ALBERTSONS INC                     COM    013104104     55   2,600 SH   N/A  DEFINED 1        2,600
AMERICAN GEN CORP                  COM    026351106  9,071 116,300 SH   N/A  DEFINED 1      116,300
AMER GREETINGS CORP                CL A   026375105     33   1,900 SH   N/A  DEFINED 1        1,900
AMERICAN STD COS INC DEL           COM    029712106  9,083 204,400 SH   N/A  DEFINED 1      204,400
APOGEE ENTERPRISES INC             COM    037598109      1     100 SH   N/A  DEFINED 1          100
ARCHER DANIELS MIDLAND CO          COM    039483102  5,854 678,775 SH   N/A  DEFINED 1      116,900
ARROW ELECTRS INC                  COM    042735100  8,652 254,000 SH   N/A  DEFINED 1      254,000
AVADO BRANDSINC                    COM    05336P108    170 226,200 SH   N/A  DEFINED 1      226,200
BALL CORP                          COM    058498106  4,069 128,400 SH   N/A  DEFINED 1      128,400
BANK OF AMERICA CORP               COM    060505104     79   1,500 SH   N/A  DEFINED 1        1,500
BANK N.Y. CO INC                   COM    064057102    168   3,000 SH   N/A  DEFINED 1        3,000
BARD C R INC                       COM    067383109  5,205 123,200 SH   N/A  DEFINED 1      123,200
BLACK & DECKER CORP                COM    091797100  6,444 188,500 SH   N/A  DEFINED 1      188,500
CIGNA CORP                         COM    125509109  9,500  91,000 SH   N/A  DEFINED 1       91,000
CNET NET WORKS INC                 COM    12613R104    685  28,140 SH   N/A  DEFINED 1       28,140
CANADIAN PAC LTD NEW               COM    135923100  9,716 373,700 SH   N/A  DEFINED 1      373,700
CANANDAIGUA BRANDS INC             CLA    137219200  6,040 111,200 SH   N/A  DEFINED 1      111,200
CAREMARK RX INC                    COM    141705103  9,338 830,000 SH   N/A  DEFINED 1      830,000
CARLISLE COMPANIES INC             COM    142339100     62   1,500 SH   N/A  DEFINED 1        1,500
CHEVRON CORP                       COM    166751107  9,045 106,100 SH   N/A  DEFINED 1      106,100
CITIGROUP INC                      COM    172967101 12,081 223,466 SH   N/A  DEFINED 1      223,466
COCA COLA CO                       COM    191216100  9,096 165,000 SH   N/A  DEFINED 1      165,000
COMMSCOPE INC                      COM    203372107  6,701 273,500 SH   N/A  DEFINED 1      273,500
COMPAQ COMPUTER CORP               COM    204493100  6,374 231,100 SH   N/A  DEFINED 1      231,100
COOPER INDS INC                    COM    216669101     85   2,400 SH   N/A  DEFINED 1        2,400
DEERE & CO                         COM    244199105  7,481 225,000 SH   N/A  DEFINED 1      225,000
DONNELLEY R R + SONS CO            COM    257867101  5,399 219,800 SH   N/A  DEFINED 1      219,800
EASTMAN KODAK CO                   COM    277461109  2,718  66,500 SH   N/A  DEFINED 1       66,500
ELECTRO GLAS INC                   COM    285324109  1,722 100,900 SH   N/A  DEFINED 1      100,900
ENGELHARD CORP                     COM    292845104     65   4,000 SH   N/A  DEFINED 1        4,000
FLOWSERVE CORP                     COM    34354P105  6,084 370,100 SH   N/A  DEFINED 1      370,100
FORTUNE BRANDS INC                 COM    349631101  8,122 306,500 SH   N/A  DEFINED 1      306,500
GATX CORP                          COM    361448103    105   2,500 SH   N/A  DEFINED 1        2,500
GENERAL DYNAMICS CORP              COM    369550108  8,800 140,100 SH   N/A  DEFINED 1      140,100
GENUINE PARTS CO                   COM    372460105     74   3,900 SH   N/A  DEFINED 1        3,900
GRACE W R & CO DEL NEW             COM    38388F108  2,673 388,800 SH   N/A  DEFINED 1      388,800
HCA-HEALTHCARE CO                  COM    404119109  8,168 220,000 SH   N/A  DEFINED 1      220,000
HARSCO CORP                        COM    415864107     60   2,700 SH   N/A  DEFINED 1        2,700
HIBERNIA CORP                      CLA    428656102  2,886 235,600 SH   N/A  DEFINED 1      235,600
HONEYWELL INTL INC                 COM    438516106  5,010 140,625 SH   N/A  DEFINED 1      140,625
HOUSEHOLD INTL INC                 COM    441815107 11,065 195,400 SH   N/A  DEFINED 1      195,400
ITT INDS INC                       COM    450911102  5,145 158,600 SH   N/A  DEFINED 1      158,600
IKON OFFICE SOLUTIONS INC          COM    451713101  1,999 507,700 SH   N/A  DEFINED 1      507,700
INTERNATIONAL BUSINESS MACHS       COM    459200101  7,425  66,000 SH   N/A  DEFINED 1       66,000
JOHNSON CTLS INC                   COM    478366107  9,223 173,400 SH   N/A  DEFINED 1      173,400
LIMITED INC                        COM    532716107  7,232 327,800 SH   N/A  DEFINED 1      327,800
MARSH + MCLENNAN COS INC           COM    571748102  6,531  49,200 SH   N/A  DEFINED 1       49,200
MAY DEPT STORES CO                 COM    577778103     51   2,500 SH   N/A  DEFINED 1        2,500
MOTOROLA INC                       COM    620076109  6,780 240,000 SH   N/A  DEFINED 1      240,000
NCR CORP NEW                       COM    62886E108  7,933 209,800 SH   N/A  DEFINED 1      209,800
NORFOLK SOUTHERN CORP              COM    655844108  4,490 307,000 SH   N/A  DEFINED 1      307,000
PECO ENERGY CO                     COM    693304107  9,732 160,700 SH   N/A  DEFINED 1      160,700
PALLCORP                           COM    696429307  9,193 461,100 SH   N/A  DEFINED 1      461,100
PERKINELMER INC                    COM    714046109     84     800 SH   N/A  DEFINED 1          800
PFIZER INC                         COM    717081103  5,617 125,000 SH   N/A  DEFINED 1      125,000
PRAXAIR INC                        COM    74005P104  8,036 215,000 SH   N/A  DEFINED 1      215,000
QUANTUM CORP                     COM DSSG 747906204  7,388 490,500 SH   N/A  DEFINED 1      490,500
RADIAN GROUP INC                   COM    750236101 10,409 154,200 SH   N/A  DEFINED 1      154,200
SEARS ROEBUCK & CO                 COM    812387108  5,674 175,000 SH   N/A  DEFINED 1      175,000
SENSOR MATIC ELECTRS CORP          COM    817265101  6,929 461,900 SH   N/A  DEFINED 1      461,900
SHERWIN-WILLIAMS CO                COM    824348106     75   3,500 SH   N/A  DEFINED 1        3,500
SPRINGS INDS INC                   CLA    851783100  3,521 124,900 SH   N/A  DEFINED 1      124,900
SUIZA FOODS CORP                   COM    865077101  9,078 179,100 SH   N/A  DEFINED 1      179,100
SUN MICROSYSTEMS INC               COM    866810104 11,266  96,500 SH   N/A  DEFINED 1       96,500
SUPERVALU INC                      COM    868536103  6,144 407,900 SH   N/A  DEFINED 1      407,900
SYBASE INC                         COM    871130100  9,356 406,800 SH   N/A  DEFINED 1      406,800
SYMANTEC CORP                      COM    871503108  6,860 155,900 SH   N/A  DEFINED 1      155,900
TELEFLEX INC                       COM    879369106  6,119 178,000 SH   N/A  DEFINED 1      178,000
THERMO CARDIOSYSTEMS INC           COM    88355K200  1,013 115,000 SH   N/A  DEFINED 1      115,000
TIMKEN CO                          COM    887389104  3,167 231,400 SH   N/A  DEFINED 1      231,400
TYCO INTL LTD NEW                  COM    902124106 10,624 204,800 SH   N/A  DEFINED 1      204,800
UST INC                            COM    902911106     62   2,700 SH   N/A  DEFINED 1        2,700
ULTRAMAR DIAMOND SHAMROCK          COM    904000106  9,762 384,700 SH   N/A  DEFINED 1      384,700
UNION PAC CORP                     COM    907818108  8,308 213,700 SH   N/A  DEFINED 1      213,700
VALERO ENERGY CORP                 COM    91913Y100  9,501 270,000 SH   N/A  DEFINED 1      270,000
VERIZON COMMUNICATIONS             COM    92343V104     91   1,876 SH   N/A  DEFINED 1        1,876
WELL POINT HEALTH NETWORKS INC     COM    94973H108 10,550 109,900 SH   N/A  DEFINED 1      109,900
WESTERN RES INC                    COM    959425109  6,256 289,300 SH   N/A  DEFINED 1      289,300
ZALE CORP NEW                      COM    988858106  5,570 171,700 SH   N/A  DEFINED 1      171,700



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